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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Perry Corp.
          767 Fifth Avenue
          New York, NY 10153

Form 13F File Number:  028-4106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael C. Neus
Title:         General Counsel
Phone:         212-583-4000

Signature, Place, and Date of Signing:

/s/ Michael C. Neus             New York, NY                 May 11, 2012
--------------------         ------------------           ------------------
    [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                1
                                                        -----------

Form 13F Information Table Entry Total:                          69
                                                        -----------

Form 13F Information Table Value Total:                  $2,078,939
                                                        -----------
                                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Name
     ---               ----

     1.                Richard C. Perry.

                                                           Perry Corp
                                                    Form 13F Information Table
                                                   Quarter ended March 31, 2012


                                                         VALUE       SHRS OR   SH/    PUT/     INVES   OTHR    VOTING AUTHORITY
    NAME OF ISSUER       TITLE OF CLASS       CUSIP     (x$1000)     PRN AMT   PRN    CALL     DISCR   MANG  SOLE  SHARED    NONE
------------------------ --------------     ---------  ----------   ---------  ---    ----     ------  ----  ---- ---------  ----
ADTRAN INC               COM                00738A106  $      299       9,600  SH              Shared    1            9,600
AGNICO EAGLE MINES LTD   COM                008474108  $   68,938   2,065,258  SH              Shared    1        2,065,258
AFLAC INC                COM                001055102  $      676      14,700  SH              Shared    1           14,700
ALLIED NEVADA GOLD CORP  COM                019344100  $   53,971   1,659,100  SH              Shared    1        1,659,100
AMAZON COM INC           COM                023135106  $      304       1,500  SH              Shared    1            1,500
AMERICAN TOWER CORP      COM                03027X100  $  204,241   3,240,886  SH              Shared    1        3,240,886
ANADARKO PETE CORP       COM                032511107  $   67,848     866,067  SH              Shared    1          866,067
ANADARKO PETE CORP       COM                032511107  $   81,239   1,037,000  SH     CALL     Shared    1        1,037,000
ARROW ELECTRS INC        COM                042735100  $      739      17,600  SH              Shared    1           17,600
ATMEL CORP               COM                049513104  $      586      59,400  SH              Shared    1           59,400
AVON PRODS INC           COM                054303102  $  106,480   5,500,000  SH              Shared    1        5,500,000
BECTON DICKINSON & CO    COM                075887109  $      745       9,600  SH              Shared    1            9,600
BIOMARIN PHARMACEUTICAL
INC                      COM                09061G101  $      784      22,900  SH              Shared    1           22,900
BP PLC                   SPONSORED ADR      055622104  $   64,067   1,423,700  SH              Shared    1        1,423,700
BP PLC                   SPONSORED ADR      055622104  $  135,000   3,000,000  SH     CALL     Shared    1        3,000,000
BRISTOL MYERS SQUIBB CO  COM                110122108  $      749      22,200  SH              Shared    1           22,200
BRISTOL MYERS SQUIBB CO  COM                110122108  $    1,350      40,000  SH     CALL     Shared    1           40,000
CAESARS ENTMT CORP       COM                127686103  $    5,938     402,839  SH              Shared    1          402,839
CARPENTER TECHNOLOGY
CORP                     COM                144285103  $      245       4,700  SH              Shared    1            4,700
CISCO SYS INC            COM                17275R102  $      755      35,700  SH              Shared    1           35,700
CYPRESS SEMICONDUCTOR
CORP                     COM                232806109  $      234      15,000  SH              Shared    1           15,000
DELPHI AUTOMOTIVE PLC    SHS                G27823106  $  188,397   5,961,919  SH              Shared    1        5,961,919
DOLLAR GEN CORP          COM                256677105  $      762      16,500  SH              Shared    1           16,500
EDWARDS LIFESCIENCES
CORP                     COM                28176E108  $      778      10,700  SH              Shared    1           10,700
ESSEX PPTY TR INC        COM                297178105  $      758       5,000  SH              Shared    1            5,000
EXPRESS SCRIPTS INC      COM                302182100  $  267,107   4,930,000  SH              Shared    1        4,930,000
FIDELITY NATIONAL
FINANCIAL                CL A               31620R105  $      759      42,100  SH              Shared    1           42,100
GENERAL MLS INC          COM                370334104  $      753      19,100  SH              Shared    1           19,100
GENERAL MTRS CO          *W EXP 07/10/2016  37045V118  $      761      45,743  SH              Shared    1           45,743
GENERAL MTRS CO          *W EXP 07/10/2019  37045V126  $      512      45,743  SH              Shared    1           45,743
HUMAN GENOME SCIENCES
INC                      COM                444903108  $      494      59,900  SH              Shared    1           59,900
HYATT HOTELS CORP        COM CL A           448579102  $      786      18,400  SH              Shared    1           18,400
INTEL CORP               COM                458140100  $      745      26,500  SH              Shared    1           26,500
INTERNATIONAL
FLAVORS&FRAGRA           COM                459506101  $      809      13,800  SH              Shared    1           13,800
ISHARES SILVER TRUST     ISHARES            46428Q109  $      785      25,000  SH     CALL     Shared    1           25,000
ISHARES TR               RUSSELL 2000       464287655  $   37,753     455,900  SH     PUT      Shared    1          455,900
JOHNSON & JOHNSON        COM                478160104  $   30,741     466,051  SH              Shared    1          466,051
KINROSS GOLD CORP        COM NO PAR         496902404  $    9,790   1,000,000  SH              Shared    1        1,000,000
MBIA INC                 COM                55262C100  $      299      30,500  SH              Shared    1           30,500
MCGRAW HILL COS INC      COM                580645109  $      771      15,900  SH              Shared    1           15,900
MICROCHIP TECHNOLOGY INC COM                595017104  $      755      20,300  SH              Shared    1           20,300
MORGAN STANLEY           COM NEW            617446448  $      568      28,900  SH              Shared    1           28,900
NORTH AMERN ENERGY
PARTNERS                 COM                656844107  $   22,532   4,598,466  SH              Shared    1        4,598,466
NORTHROP GRUMMAN CORP    COM                666807102  $      745      12,200  SH              Shared    1           12,200
NVIDIA CORP              COM                67066G104  $      636      41,300  SH              Shared    1           41,300
PAYCHEX INC              COM                704326107  $      496      16,000  SH              Shared    1           16,000
PEPSICO INC              COM                713448108  $      531       8,000  SH              Shared    1            8,000
PFIZER INC               COM                717081103  $      657      29,000  SH              Shared    1           29,000
ROYAL BK SCOTLAND GROUP
PLC                      ADR PREF SHS Q     780097754  $   44,941   2,645,164  SH              Shared    1        2,645,164
ROYAL BK SCOTLAND GROUP
PLC                      SP ADR PREF T      780097713  $   46,672   2,456,395  SH              Shared    1        2,456,395
ROYAL BK SCOTLAND GROUP
PLC                      SP ADR PREF S      780097739  $   66,576   3,986,560  SH              Shared    1        3,986,560
ROYAL BK SCOTLAND GROUP
PLC                      ADR PREF SER N     780097770  $   26,348   1,630,451  SH              Shared    1        1,630,451
ROYAL BK SCOTLAND GROUP
PLC                      SP ADR PREF M      780097796  $   76,745   4,668,176  SH              Shared    1        4,668,176
SANOFI                   RIGHT 12/31/2020   80105N113  $    7,628   5,650,572  SH              Shared    1        5,650,572
SILVER WHEATON CORP      COM                828336107  $      608      18,300  SH              Shared    1           18,300
SMITHFIELD FOODS INC     COM                832248108  $      661      30,000  SH              Shared    1           30,000
SOHU COM INC             COM                83408W103  $      513       9,300  SH              Shared    1            9,300
SOUTHERN COPPER CORP     COM                84265V105  $      545      17,200  SH              Shared    1           17,200
SPDR GOLD TRUST          GOLD SHS           78463V107  $      405       2,500  SH     CALL     Shared    1            2,500
SPDR S&P 500 ETF TR      TR UNIT            78462F103  $   80,547     572,026  SH              Shared    1          572,026
TEVA PHARMACEUTICALS
INDS LTD                 ADR                881624209  $   10,668     236,755  SH              Shared    1          236,755
TEVA PHARMACEUTICAL
INDS LTD                 ADR                881624209  $   46,980   1,042,600  SH     CALL     Shared    1        1,042,600
TITANIUM METALS CORP     COM NEW            888339207  $      542      40,000  SH              Shared    1           40,000
UNIVERSAL AMERICAN
CORP                     COM                91338E101  $   82,943   7,694,185  SH              Shared    1        7,694,185
UNITED CMNTY BKS
BLAIRSVLE G              COM                90984P303  $   19,822   2,033,030  SH              Shared    1        2,033,030
UNITED THERAPEUTICS
CORP DEL                 COM                91307C102  $      721      15,300  SH              Shared    1           15,300
WAL MART STORES INC      COM                931142103  $      808      13,200  SH              Shared    1           13,200
WYNN RESORTS LTD         COM                983134107  $      574       4,600  SH              Shared    1            4,600
YAHOO INC                COM                984332106  $  198,022  13,010,675  SH              Shared    1       13,010,675


Total Fair Market Value                                $2,078,939
